Net interest income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest Income Disclosure [Table]
Net interest income	€ 14,000	€ 13,552
Negative interest on liabilities	1,487	678	€ 422
EU IAS 39 Carve-Out [Member]
Net Interest Income Disclosure [Table]
Increase (decrease) of net interest income	385	(52)
Without EU IAS 39 Carve-Out [Member]
Net Interest Income Disclosure [Table]
Increase (decrease) of net interest income	11
TLTRO III [Member]
Net Interest Income Disclosure [Table]
Negative interest on liabilities	808	164
Net interest income recognised from revised interest rate	158
TLTRO III [Member] | Unconditional Interest Benefit [Member]
Net Interest Income Disclosure [Table]
Negative interest on liabilities	325	€ 164
Change in interest in basis points		(0.50%)
TLTRO III [Member] | Conditional Interest Benefit [Member]
Net Interest Income Disclosure [Table]
Negative interest on liabilities	€ 483
TLTRO III [Member] | Top of range [member]
Net Interest Income Disclosure [Table]
Change in interest in basis points	(0.50%)
TLTRO III [Member] | Bottom of range [member]
Net Interest Income Disclosure [Table]
Change in interest in basis points	(1.00%)